Share Capital	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Share Capital [Text Block]

14. Share Capital

a) Authorized

The Company is presently authorized to issue an unlimited number of common shares without par value. The Company is also authorized to issue up to 25,000,000 preferred shares without par value, of which 950 have been issued and 145 are outstanding as at August 31, 2019.

b) Common Shares

Common shares issued during the years ended August 31, 2017, 2018 and 2019 are as follows:

i) On November 7, 2016, the Company completed a private placement (the "November 2016 Private Placement") and issued 4,545,454 flow-through common shares at $0.22 per share for gross proceeds of $1,000,000.

 In connection with the November 2016 Private Placement, the Company paid finders' fees of $60,000, incurred other issuance costs of $11,351 and issued 272,727 non-transferrable finder's compensation warrants. Each compensation warrant entitles the holder to purchase one common share of the Company at an exercise price of $0.25 per share until November 7, 2018. The estimated fair value of the compensation warrants totaled $12,747. The fair values of these compensation warrants were estimated using the Black-Scholes pricing model, with the following assumptions: expected dividend yield of Nil; risk free interest rate of 0.70%; expected life of 2.0 years; and expected volatility of 74%.

 The excess of the cash consideration received over the market price of the Company's shares at the date of the announcement of the flow-through share financing totaling $181,818 was recorded as a deferred flow-through share premium liability on the consolidated statement of financial position on November 7, 2016.

ii)  On December 23, 2016, the Company completed a private placement (the "December 2016 Private Placement") and issued 2,500,000 flow-through common shares at $0.15 per share for gross proceeds of $375,000.

 In connection with the December 2016 Private Placement, the Company paid finders' fees of $22,500, incurred other issuance costs of $15,367 and issued 150,000 non-transferrable finder's compensation warrants. Each compensation warrant entitles the holder to purchase one common share of the Company at an exercise price of $0.15 per share until December 23, 2018. The estimated fair value of the compensation warrants totaled $9,189. The fair values of these compensation warrants were estimated using the Black-Scholes pricing model, with the following assumptions: expected dividend yield of Nil; risk free interest rate of 0.78%; expected life of 2.0 years; and expected volatility of 85%.

 The excess of the cash consideration received over the market price of the Company's shares at the date of the announcement of the flow-through share financing totaling $25,000 was recorded as a deferred flow-through share premium liability on the consolidated statement of financial position on December 23, 2016.

iii) On June 12, 2017, the Company completed a private placement (the "June 2017 Private Placement") and issued 3,400,000 flow-through common shares at $0.15 per share for gross proceeds of $510,000.

In connection with the June 2017 Private Placement, the Company paid finders' fees of $30,600, incurred other issuance costs of $23,069 and issued 204,000 non-transferrable finder's compensation warrants. Each compensation warrant entitles the holder to purchase one common share of the Company at an exercise price of $0.15 per share until June 12, 2019. The estimated fair value of the compensation warrants totaled $10,463. The fair values of these compensation warrants were estimated using the Black-Scholes pricing model, with the following assumptions: expected dividend yield of Nil; risk free interest rate of 0.83%; expected life of 2.0 years; and expected volatility of 66%.

The excess of the cash consideration received over the market price of the Company's shares at the date of the announcement of the flow-through share financing totaling $17,000 was recorded as a deferred flow-through share premium liability on the consolidated statement of financial position on June 12, 2017.

iv) On August 16, 2017, the Company completed a private placement (the "August 2017 Private Placement") and issued 3,100,000 flow-through common shares at $0.145 per share for gross proceeds of $449,500.

In connection with the August 2017 Private Placement, the Company paid finders' fees of $26,970, incurred other issuance costs of $21,908 and issued 186,000 non-transferrable finder's compensation warrants. Each compensation warrant entitles the holder to purchase one common share of the Company at an exercise price of $0.145 per share until August 16, 2019. The estimated fair value of the compensation warrants totaled $7,655. The fair values of these compensation warrants were estimated using the Black-Scholes pricing model, with the following assumptions: expected dividend yield of Nil; risk free interest rate of 1.23%; expected life of 2.0 years; and expected volatility of 63%.

The excess of the cash consideration received over the market price of the Company's shares at the date of the announcement of the flow-through share financing totaling $46,500 was recorded as a deferred flow-through share premium liability on the consolidated statement of financial position on August 16, 2017.

v)  In November 2017, the Company completed a private placement and issued 3,215,000 flow-through common shares at a price of $0.145 per share (of which 305,000 flow-through common shares were subscribed by certain directors and officers of the Company) and 4,800,000 non-flow-through units at a price of $0.12 per unit (the "NFT Unit") for gross proceeds of $1,042,175 (the "November 2017 Private Placement"). Each NFT Unit consists of one non-flow-through common share and one half non-transferable common share purchase warrant, with each whole warrant being exercisable to acquire one non-flow-through common share of the Company at a price of $0.16 until November 3, 2019.

 Of the NFT Unit price of $0.12, $0.112 was allocated to the common share component of the NFT Unit and the balance of $0.008 was allocated to the warrant component of the NFT Unit. These values were allocated on a pro rata basis based on the closing trading price of the Company's common shares on the TSX on the closing date of the private placement, which was $0.135, and the estimated fair value of a whole warrant of $0.0193. The fair value of the warrant was estimated using the Black-Scholes pricing model.

In conjunction with this private placement, the Company paid finder's fees of $34,560, incurred other issuance costs of $10,192 and issued 288,000 non-transferrable compensation warrants, with each compensation warrant being exercisable to acquire one common share of the Company at a price of $0.15 until November 3, 2019. The total fair values of these compensation warrants were estimated at $14,030 using the Black-Scholes pricing model.

 The excess of the cash consideration received over the market price of the Company's shares at the date of the announcement of the flow-through share financing totaling $32,150 was recorded as a deferred flow-through share premium liability on the consolidated statement of financial position on the date of issuance.

vi) In December 2017, the Company completed a private placement (the "December 2017 Private Placement") and issued 3,737,400 flow-through common shares at $0.145 per share for gross proceeds of $541,923.

In connection with the December 2017 Private Placement, the Company paid finders' fees of $19,140, incurred other issuance costs of $9,322 and issued 132,000 non-transferrable finder's compensation warrants. Each compensation warrant entitles the holder to purchase one common share of the Company at an exercise price of $0.15 per share until December 22, 2019. The fair values of these compensation warrants were estimated at $4,475 using the Black-Scholes pricing model.

The excess of the cash consideration received over the market price of the Company's shares at the date of the announcement of the flow-through share financing totaling $112,122 was recorded as a deferred flow-through share premium liability on the consolidated statement of financial position on December 29, 2017.

vii) In July 2018, the Company completed a private placement and issued 2,400,000 non-flow-through units ("New NFT Unit") at a price of $0.10 per New NFT Unit and 3,500,000 flow-through units ("New FT Unit") at a price of $0.10 per New FT Unit for total gross proceeds of $590,000.  Each New NFT Unit was comprised of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share at a price of $0.12 for a period of two years from the closing date of the private placement (the "Closing Date"), or if the closing price of the common shares on the TSX is $0.16 or higher for a period of twenty consecutive trading days after the Closing Date, the Company may, by notice to the holder (supplemented by a news release of general dissemination) reduce the expiry date of the warrants to not less than 30 days from the date of such notice (the "Expiry Date"). Each New FT Unit was comprised of one flow-through common share and one half of one common share purchase warrant. Each whole warrant entitles the holder to acquire one common share at a price of $0.12 until the Expiry date.

 Of the New NFT Unit price of $0.10, $0.0889 was allocated to the common share component of the New NFT Unit and the balance of $0.0111 was allocated to the warrant component of the New NFT Unit. These values were allocated on a pro rata basis based on the closing trading price of the Company's common shares on the TSX on the Closing Date of the private placement, which was $0.095, and the estimated fair value of a warrant of $0.0119. The fair value of the warrant was estimated using the Black-Scholes pricing model.

The fair value of the warrant component of the New FT Unit was estimated at $0.0040 and the fair value of the flow-through feature of the FT Unit was estimated at $0.0250. Using the relative fair value method, the New FT Unit price of $0.10 was allocated between the share component, the warrant component and the flow-through feature as follows: $0.0746, $0.0035, and $0.0219, respectively.

 The fair value of the warrant was estimated using the Black-Scholes pricing model. The fair value of the flow-through feature ("flow-through share premium") was estimated by multiplying the CEE amount to be renounced per FT Unit of $0.0999 by the Company's current tax rate of 25%, which totaled $76,650 and was recorded as a deferred flow-through share premium liability on the consolidated statement of financial position on July 11, 2018.

viii) In November 2018, the Company completed a private placement and issued 5,375,000 units at a price of $0.07 per unit (the "Unit") for gross proceeds of $376,250, of which 1,000,000 Units were subscribed by Mr. Donald Bubar, Director, President and CEO of the Company. Each unit was comprised of one common share and one half of one common share purchase warrant. Each whole warrant entitles the holder to acquire one common share at a price of $0.12 for a period of two years from the closing date of the private placement (the "Closing Date"), or if the closing price of the common shares on the TSX is $0.16 or higher for a period of twenty consecutive trading days after the Closing Date, the Company may, by notice to the holder (supplemented by a news release of general dissemination) reduce the expiry date of the warrants to not less than 30 days from the date of such notice.

Of the Unit price of $0.07, $0.069 was allocated to the common share component of the Unit and the balance of $0.001 was allocated to the warrant component of the Unit. These values were allocated on a pro rata basis based on the closing trading price of the Company's common shares on the TSX on the closing date of the private placement, which was $0.065, and the estimated fair value of a whole warrant of $0.003. The fair value of the warrant was estimated using the Black-Scholes pricing model.

ix) In December 2018, the Company completed a private placement and issued 10,000,000 flow-through common shares at $0.07 per share for gross proceeds of $700,000.

 The excess of the cash consideration received over the market price of the Company's shares at the date of the announcement of the flow-through share financing totaling $150,000 was recorded as a deferred flow-through share premium liability on the consolidated statement of financial position on December 21, 2018.

c) Warrants

The following table reconciles the warrants outstanding to purchase common shares of the Company at the beginning and end of the respective years:

	Number	Weighted Average
	of Warrants	Exercise Price

Balance - September 1, 2016	15,713,485 (1)	$0.237
Exercised	(2,275,000)	0.150
Expired	(3,448,485)	0.490

Balance - August 31, 2017	9,990,000 (1)	0.169
Issued pursuant to equity offerings (note 14b(v) (vi))	6,550,000	0.135
Expired	(9,960,000)	0.168

Balance - August 31, 2018	6,580,000 (1)	0.136
Issued pursuant to equity offerings (note 14b(viii))	2,687,500	0.120
Exercised	(1,000,000)	0.120
Expired	(10,000)	0.490

Balance - August 31, 2019	8,257,500 (1)	$0.132

(1) Does not include the additional warrants as disclosed below.

The outstanding warrants have a weighted average remaining contract life of 0.7 years.

The warrants reserve, included as a component of the consolidated statement of changes in equity, relates to equity settled instruments issued by the Company to various stakeholders.

The Company also has the following warrants outstanding as at August 31, 2019:

i) 6,466,513 warrants with an adjusted exercise price of US$0.5223 per share ("US$ Warrants") and are exercisable until June 13, 2021. These warrants are subject to certain anti-dilution provisions, which may reduce the exercise price, with a floor of US$0.5095 per share;

ii) 6,900,000 A1 Warrants with an exercise price of $0.23 per share and are exercisable until March 10, 2022;

iii) 6,250,000 B1 Warrants with an exercise price of $0.15 per share and are exercisable until January 15, 2023;

iv) 3,750,000 C1 Warrants with an exercise price of $0.125 per share and are exercisable until June 29, 2023; and

v) 4,575,000 warrants with an exercise price of $0.07 per share and are exercisable until November 30, 2021.

The Company is also required to issue 20,000 warrants to the Northwest Territory Métis Nation in two equal installments of 10,000 warrants upon the Nechalacho REE Project meeting certain milestones.

d) Share Based Payments

The shareholders have approved a Stock Option Plan (the "Plan") that provides for the issue of up to 10% of the number of issued and outstanding common shares of the Company to eligible employees, directors and service providers of the Company.

The Plan authorizes the granting of options to purchase common shares of the Company at a price equal to or greater than the closing price of the shares on either the trading day prior to the grant or the day of the grant. The options generally vest over a period of one to four years, and generally have a term of two to five years (but can have a maximum term of up to 10 years).

The following table reconciles the stock options outstanding at the beginning and end of the respective years:

		Weighted
	Number	Average
	of Options	Exercise Price

Balance - September 1, 2016	10,640,000	$0.96
Granted	3,180,000	0.17
Expired	(3,075,000)	2.15
Forfeited	(410,000)	0.86

Balance - August 31, 2017	10,335,000	0.37
Granted	2,345,000	0.12
Exercised	(50,000)	0.11
Expired	(1,215,000)	0.91
Forfeited	(70,000)	0.44

Balance - August 31, 2018	11,345,000	0.26
Granted	3,020,000	0.10
Exercised	(200,000)	0.10
Expired	(3,875,000)	0.43
Forfeited	(893,750)	0.17

Balance - August 31, 2019	9,396,250	$0.16

As at August 31, 2019, there were 6,147,500 options vested (August 31, 2018 - 7,816,250, August 31, 2017 - 7,223,750) with an average exercise price of $0.17 per share (August 31, 2018 - $0.31, August 31, 2017 - $0.42), that were exercisable.

During the year ended August 31, 2019, an aggregate of 200,000 (2018 - 50,000) stock options were exercised at the weighted average exercise price of $0.10 (2018 - $0.11) per share, and the weighted average closing market share price on the date preceding the date of exercise was $0.075 (2018 - $0.13) per share. No stock options were exercised during the year ended August 31, 2017.

The share based payments reserve, included as a component of the consolidated statement of changes in equity, relates to equity settled compensation options issued by the Company to its directors, officers, employees and consultants.

The estimated fair value of options earned during the year ended August 31, 2019 was $97,222 (2018 - $176,836, 2017 - $254,994), of which $4,484 (2018 - $1,825, 2017 - $3,172) was capitalized to property, plant and equipment, $13,894 (2018 - $25,129, 2017 - $66,082) was capitalized as exploration and evaluation assets, $Nil (2018 - $596, 2017 - $2,632) was charged to operations as general exploration expenses, with the balance of $78,844 (2018 - $149,286, 2017 - $183,108) charged to operations as share based compensation expense.

The fair value of each option granted is estimated at the time of grant using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires the input of subjective assumptions, including expected life of the option award, share price volatility and other assumptions. The expected life of options granted is derived from historical data on employee exercises and post-vesting employment termination behavior. Expected volatility is based on the historic volatility of the Company's shares. These assumptions involve inherent uncertainties and the application of management judgment. In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those options expected to vest.

The weighted average assumptions for grants during the years ended August 31, 2019, August 31, 2018 and August 31, 2017 are as follows:

	August 31,	August 31,	August 31,
	2019	2018	2017

Exercise price	$0.10	$0.12	$0.17
Closing market price on day preceding date of grant	$0.08	$0.12	$0.17
Risk-free interest rate	1.80%	1.88%	0.75%
Expected life (years)	3.3	3.1	3.0
Expected volatility	63%	59%	77%
Expected dividend yield	Nil	Nil	Nil
Grant date fair value	$0.03	$0.05	$0.08
Forfeiture rate	15%	15%	16%

The following table summarizes information concerning outstanding and exercisable options as at August 31, 2019:

			Weighted Average
	Number of Options		Remaining
Exercise Price Range	Outstanding	Exercisable	Contractual Life

$0.40 - $0.47	175,000	175,000	0.0 years
$0.30 - $0.39	505,000	505,000	0.7 years
$0.20 - $0.29	1,540,000	1,418,750	0.7 years
$0.15 - $0.19	1,036,250	643,750	2.4 years
$0.08 - $0.14	6,140,000	3,405,000	2.4 years

	9,396,250	6,147,500

e) Brokers' Compensation Warrants

The following table summarizes information concerning outstanding brokers' compensation warrants as at August 31, 2017, August 31, 2018 and August 31, 2019:

	Number of	Weighted
	Compensation	Average
	Warrants	Exercise Price

Balance - September 1, 2016	2,212,612	$0.38
Issued pursuant to equity offerings (note 14b(i)(ii)(iii)(iv))	812,727	0.18
Expired	(1,732,612)	0.44

Balance - August 31, 2017	1,292,727	0.16
Issued pursuant to equity offering (note 14b(v)(vi))	420,000	0.15
Exercised	(300,000)	0.11
Expired	(180,000)	0.18

Balance - August 31, 2018	1,232,727	0.17
Expired	(812,727)	0.18

Balance - August 31, 2019	420,000	$0.15

The brokers' compensation warrants reserve, included as a component of the consolidated statement of changes in equity, relates to equity settled compensation instruments issued by the Company to external service providers.

As at August 31, 2019, the Company has the following compensation warrants outstanding:

i) 288,000 compensation warrants with an exercise price of $0.15 per common share, which are exercisable until November 3, 2019; and

ii) 132,000 compensation warrants with an exercise price of $0.15 per common share, which are exercisable until December 22, 2019.